COMMITMENTS AND CONTINGENCIES (Details Narrative) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Outstanding commitments for investments	$ 5,928,586	$ 12,798,092